Document and Entity Information	12 Months Ended
Nov. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 19, 2013
Registrant Name	LEGG MASON PARTNERS INCOME TRUST
Central Index Key	0000764624
Amendment Flag	false
Document Creation Date	Aug 19, 2013
Document Effective Date	Aug 19, 2013
Prospectus Date	Nov 28, 2012

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 19, 2013 TO THE

SUMMARY PROSPECTUS, DATED FEBRUARY 25, 2013 AND THE PROSPECTUS, DATED NOVEMBER 28, 2012 (AS SUPPLEMENTED ON FEBRUARY 22, 2013) OF

WESTERN ASSET SHORT TERM YIELD FUND

The second paragraph in the section titled "Principal investment strategies" in the fund's Summary Prospectus and in the fund's Prospectus, and the paragraph in the section titled "More on the fund's investment strategies, investments and risks – Concentration in the financial services industry" in the fund's Prospectus, are deleted and replaced as follows:

Under normal circumstances, the fund will invest at least 25% of its assets in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. Although the fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 19, 2013 TO THE

SUMMARY PROSPECTUS, DATED FEBRUARY 25, 2013 AND THE PROSPECTUS, DATED NOVEMBER 28, 2012 (AS SUPPLEMENTED ON FEBRUARY 22, 2013) OF

WESTERN ASSET SHORT TERM YIELD FUND

The second paragraph in the section titled "Principal investment strategies" in the fund's Summary Prospectus and in the fund's Prospectus, and the paragraph in the section titled "More on the fund's investment strategies, investments and risks – Concentration in the financial services industry" in the fund's Prospectus, are deleted and replaced as follows:

Under normal circumstances, the fund will invest at least 25% of its assets in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. Although the fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.

Western Asset Short Term Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lmpit_SupplementTextBlock

LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 19, 2013 TO THE

SUMMARY PROSPECTUS, DATED FEBRUARY 25, 2013 AND THE PROSPECTUS, DATED NOVEMBER 28, 2012 (AS SUPPLEMENTED ON FEBRUARY 22, 2013) OF

WESTERN ASSET SHORT TERM YIELD FUND

The second paragraph in the section titled "Principal investment strategies" in the fund's Summary Prospectus and in the fund's Prospectus, and the paragraph in the section titled "More on the fund's investment strategies, investments and risks – Concentration in the financial services industry" in the fund's Prospectus, are deleted and replaced as follows:

Under normal circumstances, the fund will invest at least 25% of its assets in securities issued by companies in the financial services industry. Companies in the financial services industry include companies involved in activities such as banking, mortgage, consumer or specialized finance, investment banking, securities brokerage, asset management and custody, insurance, financial investment, real estate and mortgage finance and financial conglomerates. Although the fund concentrates its investments in the financial services industry, it may invest less than 25% of its assets in this industry as a temporary defensive measure.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Nov 28, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 19, 2013